Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Fiscal Year
a.	Basis of Presentation and Fiscal Year

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S, dollars. The Company’s fiscal years-end is December 31.

Consolidation
b.	Consolidation

The accompanying consolidated financial statements represent the consolidated operations of Eurocan Holdings. Ltd. and its wholly-owned subsidiary MWWD. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
c.	Use of Estimates

The preparation of these consolidated financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to recoverability of long-lived assets, and deferred income tax asset valuations. The Company bases its estimates and assumptions on currents facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costa and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
d.	Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
Accounts Receivable:
e.	Accounts Receivable:

The Company considers accounts receivable to be fully collectible: accordingly, no allowance for doubtful accounts is required. Management reviews accounts annually and if amounts are considered uncollectible, they are charged to operations.

Property and Equipment
f.	Property and Equipment

Property and equipment consists of computer hardware. These assets are recorded at cost and are being amortized on the straight-line basis over the estimated life of three years. Repair and maintenance expenditures, which do not result in improvements, are charged to expense as incurred.

Financial Instruments
g.	Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable, notes payable and amounts due to a related party. The Company believes that the recorded values of all of other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Long-Lived Assets
h.	Long-Lived Assets

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to; significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flow expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. No impairment losses were recognized for the years ended December 31, 2013 and 2012.

Basic and Diluted Net Income (Loss) per Share
h.	Basic and Diluted Net Income (Loss) per Share

The Company computes earnings (loss) per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding the period including stock options, using the treasury stock method, and convertible preferred stock, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. There were no common stock equivalents as of December 31, 2013 and 2012. Therefore, basic and diluted EPS are the same for the periods then ended.

Fair Value Measurements
i.	Fair Value Measurements
The fair value of assets and liabilities approximate the carrying amount because of the short maturity of these instruments.
Income Taxes
j.	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes, Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company is required to compute tax assets benefits for net operating losses carried forward.

The Company does not file a consolidated tax return with its Subsidiary company. The Company evaluates tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the company’s tax positions taken on Federal tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Company’s financial statement. The Company files a Nevada state return which has no state corporation tax.

The Subsidiary has elected to be treated as an “S” Corporation for Federal and New York State income tax purposes. The stockholders of an S Corporation include their respective shares of the corporation’s income or loss in their individual income tax returns. Accordingly, the Subsidiary pays no federal and New York State income taxes, and pays de minims New York City taxes.

The Company and Subsidiary’s prior tax returns remain open for examination by tax authorities.

Revenue Recognition
k.	Revenue Recognition

Revenue consists of web designing, web hosting, and maintenance services and is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exist, the service is delivered, and collectability is reasonably assured.

Revenue from fixed-price contracts are recognized using the completed-contract method. A contract is considered complete when all costs except insignificant items have been incurred and the final product is delivered to the customer according to specifications. Revenues from time-and-material contracts are recognized as the work is performed.

Deferred Revenue
l.	Deferred Revenue

The Company typically receives payments as certain milestones are completed on individual contracts. These advance payments are recorded as deferred revenue on the balance sheet and reclassified as revenue on the statement of operations only after the contract is considered completed and the revenue has been earned.

Recently Adopted Accounting Pronouncements
m.	Recently Adopted Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Subsequent Events
n.	Subsequent Events

The Company and Affiliate have evaluated subsequent events and transactions for potential recognition or disclosure through the date of the accountants’ compilation report, which is the date the financial statements were available to be issued.